Summary of Principal Accounting Policies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
Summary of Principal Accounting Policies [Line Items]
Description of stable coins		The Company generally redeem one USDC for one U.S. dollar from Matrixport Cactus Custody, its principal market for ETH. Pursuant to definition of financial assets in ASC Master Glossary, USDC is accounted for as a financial instrument because it conveys to the Company a right to receive cash. Because one USDC is pegged to one U.S. dollar, the Company recognized and measured USDC at unit price of US$1.00.
Cumulative-effect adjustment accumulated deficits	$ 30,600		$ 30,600
Fair value of digital assets		$ (2,238,700)	(1,721,900)
Impairment of digital assets				78,900
Impairment of investment				78,900
Impairment of intangible assets				888,900
Recognized goodwill		2,889,200			$ 2,889,200
Revenues		36,184,000
Contract liabilities		2,095,500
Net losses		(10,503,700)	(4,680,200)	$ (9,298,200)
Accumulated deficits		(26,337,600)	(17,454,200)
Working capital		9,600,000
Cash		8,900,000
Deposited		8,900,000
Bank accounts		100,000
Accounts receivable
Impairment of Long-Lived Assets [Member]
Summary of Principal Accounting Policies [Line Items]
Impairment of investment		$ 770,800
Customers One [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage		38.30%
Customers Two [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage		15.70%
Short Drama Streaming Platform Business [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues		$ 898,700